Shareholder Report, Holdings (Details) - C000260308	Dec. 31, 2025
Galderma Group8985003
Holdings [Line Items]
Percent of Total Investments	5.20%
Taiwan Semiconductor Manufacturing8985098
Holdings [Line Items]
Percent of Total Investments	4.60%
NatWest Group8985044
Holdings [Line Items]
Percent of Total Investments	4.20%
Royal Bank of Canada8984997
Holdings [Line Items]
Percent of Total Investments	4.10%
Siemens Energy8985018
Holdings [Line Items]
Percent of Total Investments	4.00%
Halma8985037
Holdings [Line Items]
Percent of Total Investments	3.90%
Prudential8985046
Holdings [Line Items]
Percent of Total Investments	3.70%
Terna - Rete Elettrica Nazionale8985065
Holdings [Line Items]
Percent of Total Investments	3.60%
Games Workshop Group8985034
Holdings [Line Items]
Percent of Total Investments	3.40%
Safran8985029
Holdings [Line Items]
Percent of Total Investments	3.40%
India
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
China
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Japan
Holdings [Line Items]
Percent of Net Asset Value	11.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%